Goodwill (Tables)	6 Months Ended
Jun. 30, 2017
Goodwill
2Q17	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Credit Suisse Group
Gross amount of goodwill (CHF million)
Balance at beginning of period	616	1,580	2,294	3,187	1,033	12	8,722
Foreign currency translation impact	(14)	(57)	(49)	(16)	(22)	0	(158)
Balance at end of period	602	1,523	2,245	3,171	1,011	12	8,564
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	602	1,523	1,473	452	623	0	4,673
6M17
Gross amount of goodwill (CHF million)
Balance at beginning of period	623	1,612	2,318	3,195	1,044	12	8,804
Foreign currency translation impact	(21)	(85)	(73)	(24)	(33)	0	(236)
Other	0	(4)	0	0	0	0	(4)
Balance at end of period	602	1,523	2,245	3,171	1,011	12	8,564
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	602	1,523	1,473	452	623	0	4,673

Bank
Goodwill
6M17	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Bank
Gross amount of goodwill (CHF million)
Balance at beginning of period	605	1,598	2,090	2,842	933	12	8,080
Foreign currency translation impact	(21)	(85)	(67)	(7)	(31)	0	(211)
Other	0	(4)	0	0	0	0	(4)
Balance at end of period	584	1,509	2,023	2,835	902	12	7,865
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	584	1,509	1,251	116	514	0	3,974